Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

The amounts shown in the accompanying Consolidated Balance Sheets at December 31, 2023 and 2024, are analyzed as follows:

	Year ended December 31,
Vessel (Borrower)	2023	2024
(a) “Pyxis Theta” (Seventhone)	$11,350	$10,150
(b) “Pyxis Karteria” (Tenthone)	14,150	12,800
(c) “Pyxis Lamda” (Eleventhone)	17,390	15,663
(d) “Konkar Ormi” (Dryone Corp.)	18,600	17,100
(e) “Konkar Asteri” (Drytwo Corp.)	—	13,600
(f) “Konkar Venture” (Drythree Corp.)	—	15,870
Total	$61,490	$85,183

	Year ended December 31,
	2023	2024
Current portion	$5,777	$7,787
Less: Current portion of deferred financing costs	(197)	(226)
Current portion of long-term debt, net of deferred financing costs, current	$5,580	$7,561

Long-term portion	$55,713	$77,396
Less: Non-current portion of deferred financing costs	(343)	(433)
Long-term debt, net of current portion and deferred financing costs, non-current	$55,370	$76,963

Schedule of Principal Payments	The annual principal payments required to be made after December 31, 2024, are as follows:
To December 31,	Amount
2025	$7,787
2026	19,996
2027	6,060
2028	26,360
2029	24,980
Total	$85,183